Trade and Other Receivables - Schedule of trade receivables (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of Trade receivables [line items]
Beginning balance	$ 9,755
Transfer to assets held for sale	229
Ending balance	7,418
ECL		$ 2,541	$ 3,390
Total	7,418	7,418	9,755
Electricity [member]
Disclosure of Trade receivables [line items]
Beginning balance	3,658
Sales	521
Amounts received	(999)
Interest	116
Derecognition of receivables	(75)
Agreements in 2018	218
(Additions)/reversals of ECL	(17)
Derecognition of receivables-ECL	62
Transfer to assets held for sale	(229)
CTA	30
Ending balance	3,285
Receivables		4,183	4,847
ECL		(898)	(1,189)
Total	3,285	3,285	3,658
Electricity [member] | Receivables outside scope of DAAs [member]
Disclosure of Trade receivables [line items]
Beginning balance	166
Sales	521
Amounts received	(462)
Interest	11
Derecognition of receivables	(75)
(Additions)/reversals of ECL	(11)
Derecognition of receivables-ECL	62
Transfer to assets held for sale	(6)
CTA	(1)
Ending balance	205
Receivables		1,091	1,348
ECL		(886)	(1,182)
Total	205	205	166
Electricity [member] | DAA 2014 [member]
Disclosure of Trade receivables [line items]
Beginning balance	2,555
Amounts received	(240)
Interest	68
(Additions)/reversals of ECL	2
Transfer to assets held for sale	(23)
CTA	25
Ending balance	2,387
Receivables		2,391	2,560
ECL		(4)	(5)
Total	2,387	2,387	2,555
Electricity [member] | DAA 2018 [member]
Disclosure of Trade receivables [line items]
Beginning balance	738
Amounts received	(279)
Interest	25
Agreements in 2018	218
Transfer to assets held for sale	(200)
CTA	4
Ending balance	506
Receivables		506	739
ECL			(1)
Total	506	506	738
Electricity [member] | Finance leases [member]
Disclosure of Trade receivables [line items]
Beginning balance	199
Amounts received	(18)
Interest	12
(Additions)/reversals of ECL	(8)
CTA	2
Ending balance	187
Receivables		195	199
ECL		(8)
Total	187	187	199
Electricity [member] | Other Receivables [member]
Disclosure of Trade receivables [line items]
Receivables			1
ECL			$ (1)
Electricity [member] | Related parties [member]
Disclosure of Trade receivables [line items]
Ending balance	3,087
Receivables		3,965
ECL		(878)
Total	3,087	3,087
Electricity [member] | Related parties [member] | Electrobras group [member]
Disclosure of Trade receivables [line items]
Ending balance	2,895
Receivables		3,731
ECL		(836)
Total	2,895	2,895
Electricity [member] | Related parties [member] | Amazonas distribuidora de energia AmE [member]
Disclosure of Trade receivables [line items]
Ending balance	192
Receivables		234
ECL		(42)
Total	192	192
Electricity [member] | Third parties [member]
Disclosure of Trade receivables [line items]
Ending balance	198
Receivables		218
ECL		(20)
Total	198	198
Electricity [member] | Third parties [member] | Cigs [member]
Disclosure of Trade receivables [line items]
Ending balance	193
Receivables		198
ECL		(5)
Total	193	193
Electricity [member] | Third parties [member] | Cia de eletricidade do amap CEA [member]
Disclosure of Trade receivables [line items]
Receivables		15
ECL		(15)
Electricity [member] | Third parties [member] | Other related parties electrobras group [member]
Disclosure of Trade receivables [line items]
Ending balance	5
Receivables		5
Total	$ 5	$ 5